Putnam Convertible Securities Fund
The fund's portfolio
7/31/23 (Unaudited)

CONVERTIBLE BONDS AND NOTES (86.5%)(a)
	Principal amount	Value
Aerospace and defense (1.1%)
Axon Enterprise, Inc. 144A cv. sr. unsec. notes 0.50%, 12/15/27	$6,190,000	$6,372,605

		6,372,605
Airlines (1.8%)
JetBlue Airways Corp. cv. sr. unsec. notes 0.50%, 4/1/26	3,560,000	2,886,430
Southwest Airlines Co. cv. sr. unsec. notes 1.25%, 5/1/25	7,858,000	8,635,942

		11,522,372
Automotive (1.7%)
Ford Motor Co. cv. sr. unsec. notes zero %, 3/15/26	5,850,000	5,967,000
Rivian Automotive, Inc. 144A cv. sr. unsec. sub. notes 4.625%, 3/15/29	3,105,000	5,003,708

		10,970,708
Basic materials (0.5%)
MP Materials Corp. 144A cv. sr. unsec. notes 0.25%, 4/1/26	3,190,000	2,896,748

		2,896,748
Beverage (0.6%)
MGP Ingredients, Inc. company guaranty cv. sr. unsec. bonds 1.875%, 11/15/41	2,775,000	3,578,363

		3,578,363
Biotechnology (4.6%)
Alnylam Pharmaceuticals, Inc. 144A cv. sr. unsec. unsub. notes 1.00%, 9/15/27	5,828,000	5,686,990
BioMarin Pharmaceutical, Inc. cv. sr. unsec. sub. notes 1.25%, 5/15/27	2,990,000	3,002,655
Cytokinetics, Inc. cv. sr. unsec. unsub. notes 3.50%, 7/1/27	2,260,000	2,091,607
Guardant Health, Inc. cv. sr. unsec. sub. notes zero %, 11/15/27	2,825,000	2,065,551
Halozyme Therapeutics, Inc. cv. sr. unsec. notes 0.25%, 3/1/27	3,005,000	2,632,221
Halozyme Therapeutics, Inc. 144A cv. sr. unsec. notes 1.00%, 8/15/28	1,982,000	1,979,027
Innoviva, Inc. cv. sr. unsec. notes 2.50%, 8/15/25	3,850,000	3,855,775
Insmed, Inc. cv. sr. unsec. sub. notes 0.75%, 6/1/28	3,330,000	2,863,800
Sarepta Therapeutics, Inc. 144A cv. sr. unsec. unsub. notes 1.25%, 9/15/27	4,703,000	4,988,183

		29,165,809
Broadcasting (1.2%)
Liberty Media Corp. 144A cv. sr. unsec. notes 2.25%, 8/15/27	7,430,000	7,823,790

		7,823,790
Cable television (2.5%)
Cable One, Inc. company guaranty cv. sr. unsec. notes 1.125%, 3/15/28	4,935,000	3,762,938
DISH Network Corp. cv. sr. unsec. notes 3.375%, 8/15/26	4,477,000	2,482,497
DISH Network Corp. cv. sr. unsec. notes zero %, 12/15/25	4,410,000	2,687,592
Liberty Broadband Corp. 144A cv. sr. unsec. notes 3.125%, 3/31/53	6,805,000	6,913,880

		15,846,907
Commercial and consumer services (4.2%)
Block, Inc. cv. sr. unsec. sub. notes 0.25%, 11/1/27	7,316,000	5,715,625
Booking Holdings, Inc. cv. sr. unsec. notes 0.75%, 5/1/25	5,470,000	8,847,725
Liberty TripAdvisor Holdings, Inc. 144A cv. sr. unsec. bonds 0.50%, 6/30/51	7,135,000	5,872,105
Shift4 Payments, Inc. cv. sr. unsec. sub. notes 0.50%, 8/1/27	7,100,000	6,311,900

		26,747,355
Computers (13.2%)
3D Systems Corp. cv. sr. unsec. notes zero %, 11/15/26	3,337,000	2,552,805
Akamai Technologies, Inc. cv. sr. unsec. notes 0.375%, 9/1/27	6,226,000	6,117,045
Altair Engineering, Inc. cv. sr. unsec. sub. notes 1.75%, 6/15/27	4,165,000	4,979,258
Bentley Systems, Inc. cv. sr. unsec. sub. notes 0.375%, 7/1/27	5,929,000	5,312,384
Box, Inc. cv. sr. unsec. notes zero %, 1/15/26	3,322,000	4,295,346
Cloudflare, Inc. cv. sr. unsec. notes zero %, 8/15/26	5,906,000	5,061,442
Confluent, Inc. cv. sr. unsec. unsub. notes zero %, 1/15/27	3,895,000	3,236,377
CyberArk Software, Ltd. cv. sr. unsec. notes zero %, 11/15/24 (Israel)	2,750,000	3,219,150
Datadog, Inc. cv. sr. unsec. notes 0.125%, 6/15/25	4,055,000	5,558,492
DigitalOcean Holdings, Inc. cv. sr. unsec. notes zero %, 12/1/26	5,271,000	4,170,640
Dropbox, Inc. cv. sr. unsec. sub. notes zero %, 3/1/28	5,665,000	5,458,228
Envestnet, Inc. 144A company guaranty cv. sr. unsec. notes 2.625%, 12/1/27	4,040,000	4,343,000
Lumentum Holdings, Inc. cv. sr. unsec. notes 0.50%, 12/15/26	3,760,000	3,248,984
Lumentum Holdings, Inc. 144A cv. sr. unsec. notes 1.50%, 12/15/29	1,820,000	1,790,880
MongoDB, Inc. cv. sr. unsec. notes 0.25%, 1/15/26	3,860,000	7,880,190
RingCentral, Inc. cv. sr. unsec. notes zero %, 3/1/25	3,441,000	3,165,720
Splunk, Inc. cv. sr. unsec. notes 1.125%, 6/15/27	7,985,000	6,879,078
Zscaler, Inc. cv. sr. unsec. notes 0.125%, 7/1/25	5,205,000	6,391,318

		83,660,337
Consumer cyclicals (0.8%)
Patrick Industries, Inc. cv. company guaranty sr. unsec. notes 1.75%, 12/1/28	5,120,000	5,181,440

		5,181,440
Consumer finance (0.8%)
SoFi Technologies, Inc. 144A cv. sr. unsec. notes zero %, 10/15/26	6,314,210	5,373,393

		5,373,393
Consumer goods (0.7%)
Beauty Health Co. (The) 144A cv. sr. unsec. sub. notes 1.25%, 10/1/26	5,638,000	4,454,020

		4,454,020
Consumer services (7.6%)
Airbnb, Inc. cv. sr. unsec. sub. notes zero %, 3/15/26	5,257,000	4,728,672
Dufry One BV 144A cv. sr. unsec. unsub. notes 3.25%, 9/15/27	4,250,000	6,088,125
Etsy, Inc. cv. sr. unsec. notes 0.25%, 6/15/28	11,430,000	9,235,440
Fiverr International, Ltd. cv. sr. unsec. notes zero %, 11/1/25 (Israel)	4,733,000	4,052,868
Match Group Financeco 3, Inc. 144A company guaranty cv. sr. unsec. notes 2.00%, 1/15/30	6,480,000	6,035,576
Uber Technologies, Inc. cv. sr. unsec. notes zero %, 12/15/25	3,321,000	3,189,444
Upwork, Inc. cv. sr. unsec. notes 0.25%, 8/15/26	5,275,000	4,385,596
Wayfair, Inc. cv. sr. unsec. notes 0.625%, 10/1/25	5,175,000	4,424,779
Zillow Group, Inc. cv. sr. unsec. sub. notes 1.375%, 9/1/26	4,625,000	6,111,938

		48,252,438
Distribution (0.8%)
Chefs' Warehouse, Inc. (The) 144A cv. sr. unsec. unsub. notes 2.375%, 12/15/28	5,010,000	5,278,035

		5,278,035
Electric utilities (1.3%)
CMS Energy Corp. 144A cv. sr. unsec. notes 3.375%, 5/1/28	5,340,000	5,313,300
Southern Co. (The) 144A cv. sr. unsec. notes 3.875%, 12/15/25	2,615,000	2,624,153

		7,937,453
Electronics (4.0%)
Impinj, Inc. cv. sr. unsec. notes 1.125%, 5/15/27	3,915,000	3,666,282
ON Semiconductor Corp. cv. sr. unsec. notes zero %, 5/1/27	2,164,000	4,457,840
ON Semiconductor Corp. 144A cv. company guaranty sr. unsec. notes 0.50%, 3/1/29	7,434,000	9,052,208
Wolfspeed, Inc. 144A cv. sr. unsec. notes 1.875%, 12/1/29	9,115,000	7,848,015

		25,024,345
Energy (oil field) (0.3%)
Nabors Industries, Inc. 144A company guaranty cv. sr. unsec. unsub. notes 1.75%, 6/15/29	2,170,000	1,878,135

		1,878,135
Energy (other) (0.5%)
SolarEdge Technologies, Inc. cv. sr. unsec. notes zero %, 9/15/25 (Israel)	2,794,000	3,146,044

		3,146,044
Engineering and construction (0.5%)
Granite Construction, Inc. 144A cv. sr. unsec. notes 3.75%, 5/15/28	3,180,000	3,479,074

		3,479,074
Entertainment (4.6%)
IMAX Corp. cv. sr. unsec. unsub. notes 0.50%, 4/1/26 (Canada)	3,456,000	3,235,853
Live Nation Entertainment, Inc. 144A cv. sr. unsec. notes 3.125%, 1/15/29	8,032,000	8,770,944
NCL Corp., Ltd. company guaranty cv. sr. unsec. notes 5.375%, 8/1/25	2,309,000	3,211,819
NCL Corp., Ltd. company guaranty cv. sr. unsec. unsub. notes 2.50%, 2/15/27	3,620,000	3,466,150
Royal Caribbean Cruises, Ltd. 144A cv. sr. unsec. unsub. notes 6.00%, 8/15/25	2,435,000	5,585,890
Vail Resorts, Inc. cv. sr. unsec. sub. notes zero %, 1/1/26	5,295,000	4,686,075

		28,956,731
Gaming and lottery (0.8%)
DraftKings, Inc. cv. sr. unsec. unsub. notes zero %, 3/15/28	6,192,000	4,761,648

		4,761,648
Health care services (0.8%)
Teladoc Health, Inc. cv. sr. unsec. sub. notes 1.25%, 6/1/27	6,535,000	5,280,934

		5,280,934
Homebuilding (0.3%)
Realogy Group, LLC/Realogy Co-Issuer Corp. company guaranty cv. sr. unsec. notes 0.25%, 6/15/26	2,837,000	2,173,993

		2,173,993
Lodging/Tourism (0.9%)
Carnival Corp. 144A cv. company guaranty sr. unsec. unsub. notes 5.75%, 12/1/27	3,480,000	5,782,020

		5,782,020
Machinery (0.9%)
Middleby Corp. (The) cv. sr. unsec. notes 1.00%, 9/1/25	4,661,000	5,875,191

		5,875,191
Manufacturing (1.0%)
John Bean Technologies Corp. cv. sr. unsec. notes 0.25%, 5/15/26	6,442,000	6,142,447

		6,142,447
Medical technology (6.1%)
China Medical Technologies, Inc. cv. sr. unsec. bonds Ser. CMT, 4.00%, 8/15/23, (China) (In default)(NON)(F)	3,213,000	—
China Medical Technologies, Inc. 144A cv. sr. unsec. notes 6.25%, 12/15/23, (China) (In default)(NON)(F)	3,544,000	—
CONMED Corp. cv. sr. unsec. notes 2.25%, 6/15/27	5,708,000	5,990,546
Exact Sciences Corp. cv. sr. unsec. sub. notes 0.375%, 3/1/28	11,630,000	12,064,638
Insulet Corp. cv. sr. unsec. notes 0.375%, 9/1/26	4,729,000	6,263,561
Integer Holdings Corp. 144A cv. sr. unsec. unsub. notes 2.125%, 2/15/28	3,590,000	4,372,620
Lantheus Holdings, Inc. 144A company guaranty cv. sr. unsec. unsub. notes 2.625%, 12/15/27	4,840,000	6,433,692
TransMedics Group, Inc. 144A cv. sr. unsec. sub. notes 1.50%, 6/1/28	2,780,000	3,389,298

		38,514,355
Oil and gas (2.2%)
EQT Corp. cv. sr. unsec. notes 1.75%, 5/1/26	2,380,000	6,863,365
Northern Oil and Gas, Inc. 144A cv. sr. unsec. notes 3.625%, 4/15/29	5,610,000	6,835,324

		13,698,689
Pharmaceuticals (4.5%)
Ascendis Pharma A/S cv. sr. unsec. notes 2.25%, 4/1/28, (Denmark)	3,349,000	3,037,124
Dexcom, Inc. 144A cv. sr. unsec. unsub. notes 0.375%, 5/15/28	17,780,000	17,868,900
Jazz Investments I, Ltd. company guaranty cv. sr. unsec. notes 2.00%, 6/15/26 (Ireland)	3,110,000	3,218,850
Mirum Pharmaceuticals, Inc. 144A cv. sr. unsec. sub. notes 4.00%, 5/1/29	1,940,000	2,174,013
Revance Therapeutics, Inc. cv. sr. unsec. notes 1.75%, 2/15/27	2,095,000	2,119,093

		28,417,980
Power producers (1.2%)
NRG Energy, Inc. company guaranty cv. sr. unsec. bonds 2.75%, 6/1/48	7,180,000	7,628,750

		7,628,750
Real estate (0.8%)
Welltower OP, LLC 144A company guaranty cv. sr. unsec. notes 2.75%, 5/15/28(R)	4,955,000	5,036,758

		5,036,758
Restaurants (1.4%)
Cheesecake Factory, Inc. (The) cv. sr. unsec. sub. notes 0.375%, 6/15/26	5,601,000	4,732,845
Shake Shack, Inc. cv. sr. unsec. notes zero %, 3/1/28	5,060,000	4,012,580

		8,745,425
Schools (0.5%)
Chegg, Inc. cv. sr. unsec. notes zero %, 9/1/26	3,858,000	2,887,713

		2,887,713
Software (5.3%)
Bill.com Holdings, Inc. cv. sr. unsec. unsub. notes zero %, 4/1/27	3,095,000	2,551,441
Ceridian HCM Holding, Inc. cv. sr. unsec. notes 0.25%, 3/15/26	4,951,000	4,397,332
Everbridge, Inc. cv. sr. unsec. notes zero %, 3/15/26	4,181,000	3,449,325
HubSpot, Inc. cv. sr. unsec. notes 0.375%, 6/1/25	2,232,000	4,629,168
Okta, Inc. cv. sr. unsec. notes 0.375%, 6/15/26	9,936,000	8,530,056
Progress Software Corp. cv. sr. unsec. notes 1.00%, 4/15/26	4,850,000	5,441,700
Unity Software, Inc. cv. sr. unsec. notes zero %, 11/15/26	5,865,000	4,692,000

		33,691,022
Technology services (5.8%)
Palo Alto Networks, Inc. cv. sr. unsec. notes 0.375%, 6/1/25	6,505,000	16,350,318
Snap, Inc. cv. sr. unsec. notes zero %, 5/1/27	9,431,000	7,068,535
Spotify USA, Inc. company guaranty cv. sr. unsec. notes zero %, 3/15/26	5,115,000	4,347,750
TechTarget, Inc. cv. sr. unsec. unsub. notes zero %, 12/15/26	4,722,000	3,767,403
Tyler Technologies, Inc. cv. sr. unsec. sub. notes 0.25%, 3/15/26	5,215,000	5,217,608

		36,751,614
Telecommunications (—%)
Powerwave Technologies, Inc. cv. unsec. sub. notes 3.875%, 10/1/27, (In default)(NON)(F)	5,121,000	512

		512
Utilities and power (0.7%)
NextEra Energy Partners LP 144A company guaranty cv. sr. unsec. unsub. notes 2.50%, 6/15/26	5,195,000	4,641,733

		4,641,733

Total convertible bonds and notes (cost $555,513,124)		$547,576,886

CONVERTIBLE PREFERRED STOCKS (7.1%)(a)
	Shares	Value
Banking (2.1%)
Bank of America Corp. Ser. L, 7.25% cv. pfd.	11,045	$13,473,796

		13,473,796
Electric utilities (2.4%)
AES Corp. (The) $6.875 cv. pfd.	58,460	4,998,915
NextEra Energy, Inc. $3.46 cv. pfd.(S)	216,200	9,886,826

		14,885,741
Financial (1.0%)
KKR & Co., Inc. $3.00 cv. pfd.	92,128	6,438,826

		6,438,826
Machinery (0.9%)
Chart Industries, Inc. $3.375 cv. pfd.	86,700	5,900,802

		5,900,802
Metals (0.7%)
RBC Bearings, Inc. $5.00 cv. pfd.	38,363	4,168,517

		4,168,517

Total convertible preferred stocks (cost $44,389,111)		$44,867,682

COMMON STOCKS (2.6%)(a)
	Shares	Value
ATI, Inc.(NON)	45,115	$2,151,083
GT Advanced Technologies, Inc.(F)	552	—
Livent Corp.(NON)(S)	77,350	1,904,357
NVIDIA Corp.	3,600	1,682,244
Palo Alto Networks, Inc.(NON)	6,395	1,598,494
Pioneer Natural Resources Co.	39,830	8,988,436

Total common stocks (cost $14,762,135)		$16,324,614

CORPORATE BONDS AND NOTES (0.3%)(a)
	Principal amount	Value
Cloud Software Group, Inc. 144A notes 9.00%, 9/30/29	$1,925,000	$1,722,875

Total corporate bonds and notes (cost $1,575,404)		$1,722,875

SHORT-TERM INVESTMENTS (5.7%)(a)
	Shares	Value
Putnam Cash Collateral Pool, LLC 5.35%(AFF)	12,193,148	$12,193,148
Putnam Short Term Investment Fund Class P 5.39%(AFF)	23,769,435	23,769,435

Total short-term investments (cost $35,962,583)		$35,962,583
TOTAL INVESTMENTS

Total investments (cost $652,202,357)		$646,454,640

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from November 1, 2022 through July 31, 2023 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $632,980,176.
(NON)	This security is non-income-producing.
(AFF)	Affiliated company. For investments in Putnam Cash Collateral Pool, LLC and Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 10/31/22	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 7/31/23
Short-term investments
	Putnam Cash Collateral Pool, LLC*	$10,129,089	$109,902,662	$107,838,603	$223,712	$12,193,148
	Putnam Short Term Investment Fund**	32,417,322	164,561,313	173,209,200	800,400	23,769,435

	Total Short-term investments	$42,546,411	$274,463,975	$281,047,803	$1,024,112	$35,962,583
* The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. The fund receives cash collateral, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC and there were no realized or unrealized gains or losses during the period.
# At the close of the reporting period, the fund received cash collateral of $12,193,148 for securities loaned. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $11,926,898. Certain of these securities were sold prior to the close of the reporting period.
** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities are classified as Level 3 for ASC 820 based on the securities' valuation inputs.
(R)	Real Estate Investment Trust.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management, which has been designated as valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Basic materials	$4,055,440	$—	$—
Energy	8,988,436	—	—
Technology	3,280,738	—	—

Total common stocks	16,324,614	—	—
Convertible bonds and notes	—	547,576,374	512
Convertible preferred stocks	9,886,826	34,980,856	—
Corporate bonds and notes	—	1,722,875	—
Short-term investments	—	35,962,583	—

Totals by level	$26,211,440	$620,242,688	$512
* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com